Land-Use Rights, Net	6 Months Ended
Jun. 30, 2025
Land-Use Rights, Net [Abstract]
Land-use rights, net

Note 8. Land-use rights, net

Land-use rights, net, consisted of the following:

	As of June 30, 2025	As of December 31, 2024
Land-use rights	$2,363,538	$2,319,598
Less: accumulated amortization	(216,658)	(189,434)
Land-use rights, net	$2,146,880	$2,130,164

As of June 30, 2025 and December 31, 2024, the land-use rights have been pledged for the purpose of obtaining bank loans.

Amortization expenses were $23,345 and $23,467 for the six months ended June 30, 2025 and 2024, respectively.

For the six months ended June 30, 2025, the amortization expenses included in the cost of sales and general and administrative expenses were approximately $4,711 and $18,634, respectively.

For the six months ended June 30, 2024, the amortization expenses included in the cost of sales and general and administrative expenses were approximately $4,748 and $18,719, respectively.

Estimated future amortization expenses are as follows:

Amortization expenses
Fiscal year 2025	$46,690
Fiscal year 2026	46,690
Fiscal year 2027	46,690
Fiscal year 2028	46,690
Fiscal year 2029	46,690
Thereafter	1,913,430
Total	$2,146,880